Average Annual Total Returns{- Treasury Portfolio} - 03.31 FIMM Funds Class 3 Combo PRO-10 - Treasury Portfolio - Class III - Return Before Taxes	Past 1 year	Past 5 years	Past 10 years
Total	0.25%	0.80%	0.41%